Mergers and Acquisitions - Summary of Pro Forma Financial Data of Historical Financial Statements Related to Business Combinations (Detail) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues		$ 187,139
(Loss) income before taxes		15,819
Net (loss) income		$ 11,539
Earnings per share		$ 0.61
Aggregated individually immaterial business combinations [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 185,737
(Loss) income before taxes	17,763
Net (loss) income	$ 15,500